Accounts Receivable, Net - Schedule of Provision for Allowance for Credit Losses — Third Parties (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Provision for Allowance for Credit Losses — Third Parties [Abstract]
Provision for allowance for expected credit losses, beginning	$ 751,145	$ 558,680	$ 727,552
Write-off			(44,843)
Additions	358,426	266,587	68,436
Provision for allowance for expected credit losses, ending	$ 1,109,571	$ 825,267	$ 751,145